Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 18, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Equity Premium Strategy Fund

The information relating to the OCC Equity Premium Strategy Fund contained in the table under “Management of the Funds - Sub-Advisers - Oppenheimer Capital” on page 49 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Equity Premium Strategy	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 13 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 25 years of experience in portfolio management.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 18, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Equity Premium Strategy Fund

The information relating to the OCC Equity Premium Strategy Fund contained in the table under “Management of the Funds - Sub-Advisers - Oppenheimer Capital” on page 53 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Equity Premium Strategy	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 13 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 25 years of experience in portfolio management.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 18, 2007

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Equity Premium Strategy Fund

The information relating to the OCC Equity Premium Strategy Fund contained in the table under “Management of the Funds - Sub-Advisers - Oppenheimer Capital” on page 39 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Equity Premium Strategy	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 13 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 25 years of experience in portfolio management.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated May 18, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Equity Premium Strategy Fund

The information relating to the OCC Equity Premium Strategy Fund contained in the table under “Management of the Funds - Sub-Advisers - Oppenheimer Capital” on page 46 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Equity Premium Strategy	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 13 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 25 years of experience in portfolio management.